--------------------------------------------------------------------------------
  SEMI-ANNUAL REPORTS (UNAUDITED)                            MARCH 31, 1997

                            COWEN STANDBY RESERVE
                                  FUND, INC.
                                     AND
                           COWEN STANDBY TAX-EXEMPT
                              RESERVE FUND, INC.

                                 (COWEN LOGO)
                               COWEN & COMPANY

--------------------------------------------------------------------------------

                        COWEN STANDBY RESERVE FUND, INC.

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                        SEMI-ANNUAL FINANCIAL STATEMENTS

                                 MARCH 31, 1997

                                  (UNAUDITED)

Chairman's Letter............................................................. 1
Statements of Investments:
  Cowen Standby Reserve Fund, Inc. ........................................... 3
  Cowen Standby Tax-Exempt Reserve Fund, Inc. ................................ 7
Statements of Assets and Liabilities..........................................22
Statements of Operations......................................................23
Statements of Changes in Net Assets...........................................24
Notes to Combined Financial Statements........................................25

CHAIRMAN'S LETTER                                                  MAY 12, 1997


Dear Shareholder:

  We are pleased to report that the high portfolio quality and flexibility shared by the Cowen Standby Reserve Fund and the Cowen Standby Tax-Exempt Reserve Fund led to competitive yields throughout the semi-annual period ended March 31, 1997. On that date, the annualized 7-day yields provided by your Funds were 4.92% and 2.91%, respectively.

MARKET ACTIVITY

  In general, the market in the last six months has been dominated by beliefs that the Federal Reserve Board would raise interest rates. As anticipated in our last shareholder report at the end of September 1996, we did not believe that the Federal Reserve Board would have to take action prior to the first calendar quarter given the slow but steady growth of the economy and benign inflation. During this period, investors were preoccupied with whether the Fed would tighten policy in December. Short-term interest rates rose in anticipation of such a move, but the official rate hike did not happen. By January 1997, favorable inflation news continued and seemed to lessen concerns of an interest rate increase. But then indicators, both economic and otherwise, changed quickly in February.

  Specifically, the Consumer Price Index and the National Association of Purchasing Management Index, which measures corporate spending, were higher than anticipated in February. Perhaps more dramatically, Federal Reserve Board Chairman Alan Greenspan's "preemptive strike" comment served clearly to indicate to the markets that the Fed could raise rates even without the presence of inflation and would do so as a preventive measure. On March 25th the Fed did increase the Federal Funds rate -- the rate banks charge each other for overnight loans -- by 0.25% to 5.50%, the first move it had made since January 31, 1996.

INVESTMENT REVIEW

  Given the modest growth of the economy and our belief that the Federal Reserve Board would not take action for a while, we kept the Cowen Standby Reserve Fund's maturity longer than the average money market fund. This allowed us to take advantage of short-term pressures in the marketplace and lock in the higher yields available. Then, as a move by the Federal Reserve Board seemed imminent, we shortened the Fund's average maturity prior to the March 25th meeting. As of March 31, 1997, the Fund's average maturity was 60 days, which is in line with the benchmark.

  We maintained a similar strategy for the Cowen Standby Tax-Exempt Reserve Fund for most of the semi-annual period. However, we shortened this Fund's maturity to a neutral position early in March due to both anticipated investor withdrawals for taxes and the pending interest rate increases. Having extended to a high of 64 days in mid-November, the Fund's average maturity on March 31, 1997 was 42 days. The portfolio also continued to be broadly diversified with securities representing 40 states and the District of Columbia.

LOOKING AHEAD

  Although the Federal Reserve Board has increased rates modestly once, we are not yet convinced that the threat of inflation is behind us. In fact, we have been seeing some rather strong economic growth indicators, including low unemployment and increasing average hourly wages. If this scenario persists, we believe that the Federal Reserve Board will be likely to raise rates again.

  Given this outlook, we intend to stay defensively positioned and will await the opportunity to extend average maturity until the time when we believe interest rates have reached or are near their cyclical peak.

  As always, we appreciate your ongoing support of the Cowen Standby Reserve Funds and look forward to serving your investment needs well into the future with investment grade quality, competitive yields, liquidity and a high degree of safety.
                                                               Sincerely,

                                                      /s/ JOSEPH M. COHEN
                                                          Joseph M. Cohen
                                                                 Chairman

                        COWEN STANDBY RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE
                BANK NOTES - 2.00%
                Bank of America - Illinois
 $25,000,000    05-05-1997                                            5.38%        $25,000,410
                                                                                   -----------
                Total Bank Notes
                (Cost $25,000,410)                                                 $25,000,410
                                                                                   -----------
                CERTIFICATE OF DEPOSIT - DOMESTIC - 1.60%
                Bankers Trust
  20,000,000    01-08-1998                                            5.81         $19,991,123
                                                                                   -----------
                Total Certificate of Deposit - Domestic
                (Cost $19,991,123)                                                 $19,991,123
                                                                                   -----------
                COMMERCIAL PAPER - 58.45%
                Allianz of America Finance Corporation
  22,700,000    05-13-1997                                            5.48         $22,558,844
  20,200,000    05-21-1997                                            5.44          20,051,867
                American Home Products Corporation
  60,000,000    04-01-1997                                            6.86          60,000,000
                BMW U.S. Capital Corporation
  33,012,000    04-03-1997                                            5.90          33,001,363
                BTR Dunlop Finance Inc.
  20,000,000    08-04-1997                                            5.60          19,627,778
  20,000,000    08-20-1997                                            5.52          19,586,400
                Banco Biboa Vizcaya Group
  30,000,000    09-04-1997                                            5.68          29,294,100
                Canadian Imperial Bank of
                Commerce Holdings Inc.
  30,000,000    04-25-1997                                            5.41          29,894,540
                Citicorp
  15,000,000    04-16-1997                                            6.99          15,000,000
                Copley Financing Corporation
  20,376,000    04-16-1997                                            5.47          20,330,494
                Countrywide Funding Corporation
  25,000,000    04-01-1997                                            5.52          25,000,000
  30,000,000    04-07-1997                                            5.47          29,973,250
                General Electric Capital Corporation
  14,000,000    04-14-1997                                            5.44          13,973,104

See notes to combined financial statements

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE
                COMMERCIAL PAPER - (CONTINUED)
                Goldman Sachs Group, L.P.
 $30,000,000    06-05-1997                                            5.50%        $29,714,542
                Koch Industries Inc.
  60,000,000    04-01-1997                                            6.86          60,000,000
                Merrill Lynch & Company Inc.
  20,000,000    04-30-1997                                            5.59          19,913,806
                Philip Morris Companies Inc.
  60,000,000    04-02-1997                                            6.20          59,989,833
                Rose Asset Funding Co. Limited
  20,000,000    04-08-1997                                            5.47          19,979,194
  25,000,000    05-23-1997                                            5.75          24,797,777
                Three Rivers Funding Corporation
  38,200,000    04-10-1997                                            6.01          38,143,655
                Toronto - Dominion Holdings U.S.A. Inc.
  30,000,000    06-03-1997                                            5.50          29,719,650
                Transamerica Finance Corporation
  30,000,000    04-03-1997                                            5.43          29,991,133
  20,000,000    04-22-1997                                            5.38          19,938,750
                Union Bank of Switzerland
  60,000,000    04-01-1997                                            6.86          60,000,000
                                                                                  ------------
                Total Commercial Paper
                (Cost $730,480,080)                                               $730,480,080
                                                                                  ------------
                EURO - DOLLAR DEPOSIT - 1.60%
                Societe Generale
  20,000,000    08-21-1997                                            5.43         $20,000,768
                                                                                  ------------
                Total Euro - Dollar Deposit
                (Cost $20,000,768)                                                 $20,000,768
                                                                                  ------------
                FLOATING RATE NOTES - 17.20%
                American Express Credit Corporation
  30,000,000    11-13-1997                                            5.4075(b)    $30,000,000
                Associates Corporation of North America
  25,000,000    03-02-1998                                            5.5700(a)     24,983,387
                Bayerische - Landesbank Girozentale
  25,000,000    08-20-1997                                            5.5666(c)     25,000,000

See notes to combined financial statements

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE
                FLOATING RATE NOTES - (CONTINUED)
                Bear Stearns Companies Inc.
 $25,000,000    09-04-1997                                            5.4675%(b)    $25,000,000
  20,000,000    11-07-1997                                            5.5325(c)      20,000,000
                Beta Finance Corporation
  20,000,000    06-16-1997                                            5.3775(b)      20,000,000
                Canadian Imperial Bank of Commerce
  20,000,000    08-06-1997                                            5.6125(c)      20,000,000
                Sears Roebuk Acceptance Corporation
  20,000,000    08-21-1997                                            5.57266(b)     20,010,877
                WFP Tower B STEERS
  29,908,752    12-08-1997                                            5.4675(b)      29,908,752
                                                                                   ------------
                Total Floating Rate Notes
                (Cost $214,903,016)                                                $214,903,016
                                                                                   ------------
                MEDIUM TERM NOTES - 4.20%
                Ford Motor Credit Company
   7,986,821    11-15-1997                                            5.451         $ 7,986,322
                General Motors Acceptance Corporation
  26,000,000    10-30-1997                                            5.73           25,986,862
  18,500,000    11-07-1997                                            5.64           18,508,357
                                                                                   ------------
                Total Medium Term Notes
                (Cost $52,481,541)                                                  $52,481,541
                                                                                   ------------
                YANKEE CERTIFICATES OF DEPOSIT - 14.65%
                Abbey National PLC
  25,000,000    11-26-1997                                            5.50         $24,984,121
                Banque National De Paris
  25,000,000    05-07-1997                                            5.41          25,000,247
  23,000,000    08-18-1997                                            5.50          23,000,000
                Commerzbank U.S. Finance
  25,000,000    08-11-1997                                            5.48          25,002,529
                Deustche Bank
  25,000,000    03-10-1998                                            5.75          24,991,010
                Landesbank Hessen - Thoringen
  30,000,000    07-18-1997                                            6.01          30,038,903

See notes to combined financial statements

                        COWEN STANDBY RESERVE FUND, INC.
                     STATEMENT OF INVESTMENTS - (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                             ANNUALIZED
                                                             YIELD ON
                                                               DATE
  PRINCIPAL                   DESCRIPTION OF                    OF
   AMOUNT                        SECURITY                    PURCHASE                  VALUE
                YANKEE CERTIFICATES OF
                DEPOSIT - (CONTINUED)
                Societe Generale
 $30,000,000    07-22-1997                                            5.53%           $30,000,910
                                                                                   --------------
                Total Yankee Certificates of Deposit
                (Cost $183,017,720)                                                  $183,017,720
                                                                                   --------------
                TOTAL INVESTMENTS
                (Cost $1,245,874,658)........   99.70%                             $1,245,874,658
                Cash and Receivables,
                Less Payables (net)..........    0.30%                                  3,769,997
                                               ------                              --------------
                Net Assets...................  100.00%                             $1,249,644,655
                                               ======                              ==============

Notes:
(a)  -- Fed. Fund -- rate instruments reflect rate as of 03-31-1997
(b)  -- 1 Month Libor rate instruments reflect rate as of 03-31-1997
(c)  -- 3 Month Libor rate instruments reflect rate as of 03-31-1997

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                            STATEMENT OF INVESTMENTS
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $2,900,000     Adams County, CO Industrial
                Development Authority
                Revenue Notes--City View Park Project
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.45%#        $2,900,000
    400,000     Alabama Special Care Facility
                Montgomery Hospital Floating Rate
                Demand Note
                Series 1985
                (7-Day Put, 7-Day Change)
                04-01-2015                                            3.50#            400,000
  2,235,000     Alaska State Industrial Development
                Authority
                Lot 6
                (7-Day Put, 7-Day Change)
                07-01-2001                                            3.50#          2,235,000
  1,000,000     Alaska State Housing Financing Corporation
                Series C, Floating Rate Demand Note
                (7-Day Put, 7-Day Change)
                06-01-2026                                            3.50#          1,000,000
  1,000,000     Allegheny County, PA Hospital Development
                Health Center, Presbyterian University
                Series D
                (Daily Put, 7-Day Change)
                03-01-2020                                            3.50#          1,000,000
  2,000,000     Alma, WI Pollution Control Revenue Bonds
                Dairyland Power Co-Op Project
                (7-Day Put, Monthly Change)
                02-01-2015                                            3.60#          2,000,000
  1,200,000     Arizona Health Facilities Authority
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                10-01-2015                                            3.55#          1,200,000
  2,000,000     Baltimore County, MD General Obligation
                Note
                04-07-1997                                            3.30           2,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $2,000,000     Baltimore County, MD Pollution Control
                Revenue Bonds
                Baltimore Gas & Electric Co. Project
                (Mandatory Put 05-05-1997)
                07-01-2011                                            3.45%         $2,000,000
 1,000,000      Baltimore County, MD Pollution Control
                Revenue Bonds
                Baltimore Gas & Electric Co. Project
                (Mandatory Put 06-09-1997)
                07-01-2011                                            3.55           1,000,000
 1,750,000      City of Belleville, IL Industrial
                Development Revenue Refunding Bonds
                (Wetterau Inc. Project), Series 1991
                (7-Day Put, 7-Day Change)
                12-01-2008                                            3.60#          1,750,000
   600,000      Bexar County, TX Housing Finance
                Corporation Park Hill Project Series 88-B
                (7-Day Put, 7-Day Change)
                06-01-2005                                            3.60#            600,000
 1,100,000      Billings, MT Industrial Development Revenue
                Note
                Adjustable Tender Notes
                (7-Day Put, 7-Day Change)
                12-01-2014                                            3.45#          1,100,000
 1,000,000      Burke County, GA Development Authority
                Pollution Control Revenue Bonds-Oglethorpe
                Project
                Georgia Power Company
                (Mandatory Put 12-01-1997)
                01-01-2025                                            3.60           1,000,000
 3,150,000      Burlington, KS Pollution Control Revenue
                Notes Kansas City Power and Light Project
                (Mandatory Put 05-08-1997)
                10-01-2017                                            3.35           3,150,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE

 $1,000,000     Chelan County, WA Public Utility District
                Number 1
                Conservation Revenue Hydroelectric Project
                Series A
                (7-Day Put, 7-Day Change)
                06-01-2015                                            3.30%#       $1,000,000
  2,300,000     Claiborne County, MS Pollution Control
                Revenue Bonds
                National Rural Electric/Southern
                Mississippi Electric Power Association,
                Series 1985G-2
                (Mandatory Put 05-09-1997)
                12-01-2015                                            3.55          2,300,000
  1,100,000     Clark County, NV Airport Improvement
                Revenue Bond Series A-1
                (7-Day Put, 7-Day Change)
                07-01-2025                                            3.35#         1,100,000
    500,000     Clark County, NV Industrial Development
                Authority Nevada Power Company Series C
                (7-Day Put, 7-Day Change)
                10-01-2030                                            3.45#           500,000
  1,500,000     Clarksville, TN Public Building Authority
                Pooled Financial Series
                (7-Day Put, 7-Day Change)
                12-01-2000                                            3.35#         1,500,000
  5,805,000     Clayton County, GA Housing Finance
                Authority
                (7-Day Put, 7-Day Change)
                01-01-2021                                            3.40#         5,805,000
  4,000,000     State of Connecticut, Special Assessment
                Unemployment Compensation Advance Fund
                Revenue Bonds, (Connecticut Unemployment
                Revenue Bonds) 1993 Series C
                07-01-1997                                            3.90          4,000,000
  1,805,000     Cook, Kane, and McHenry Counties, IL
                Community College District, William Rainey
                Harper College, GO Bond
                12-01-1997                                            3.85          1,812,593

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
$2,000,000      Dade County, FL Housing Finance Authority
                Miami Children's Hospital Project
                (7-Day Put, 7-Day Change)
                09-01-2025                                            3.35%#        $2,000,000
 1,990,000      Dade County, FL Housing Finance Authority
                Waterside Project Series 2
                (7-Day Put, 7-Day Change)
                08-01-2005                                            3.55#          1,990,000
 2,000,000      Davis County, UT School District Tax
                Anticipation Notes, General Obligation
                06-30-1997                                            3.85           2,003,086
   800,000      De Kalb Private Hospital Authority, Georgia
                (Egleston Children's Hospital at Emory
                University, Inc. Project) Revenue
                Anticipation Certificates Series 1994A
                (7-Day Put, 7-Day Change)
                03-01-2024                                            3.45#            800,000
 3,000,000      Delaware County, PA Pollution Control
                Revenue Bonds
                Philadelphia Electric Company
                Project 1988-A
                (Mandatory Put 04-08-1997)
                12-01-2012                                            3.20           3,000,000
 2,000,000      Delaware State Economic Development
                Authority Industrial Development Revenue
                Bonds
                Delmarva Power & Light Co Gas Facilities
                Project C
                (7-Day Put, 7-Day Change)
                10-01-2028                                            3.55#          2,000,000
 1,095,000      District of Columbia, Revenue Bonds,
                (The American University Issue), Series
                1986A
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.45#          1,095,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,400,000     District of Columbia, Revenue Bonds,
                Georgetown University Issue, Series 1986D
                (7-Day Put, 7-Day Change)
                04-01-2017                                            3.40%#       $1,400,000
  2,000,000     Fairfield-Suisun, CA Unified School
                District,
                Tax and Revenue Anticipation Notes
                10-09-1997                                            3.83          2,004,229
  1,300,000     Florida Housing Finance Agency--Reference
                Multi-Family Housing EE, Twin Colony
                Project
                (7-Day Put, 7-Day Change)
                09-01-2008                                            3.55#         1,300,000
  1,230,000     Florida Housing Finance Agency--Reference
                Multi-Family Housing EEE Carlton Project
                (7-Day Put, 7-Day Change)
                12-01-2008                                            3.45#         1,230,000
  3,200,000     Florida Housing Finance Agency--Reference
                Multi-Family Hillsboro, Series D
                (7-Day Put, 7-Day Change)
                12-01-2009                                            3.60#         3,200,000
    400,000     Florida State Municipal Power Agency
                Required Power Supply, Electric Power &
                Light Revenue
                (Pre-refunded to 10-01-1997 @ 102)
                10-01-2000                                            3.70            412,945
  1,300,000     Georgia Municipal Gas Authority Revenue
                Bonds Southern Portfolio 1 Project D,
                Natural Gas Revenues
                (Mandatory Put 04-01-1997)
                01-01-2001                                            3.25          1,300,000
    575,000     Grand River Dam Authority, OK Revenue Bonds
                Electric Power Revenue,
                (Pre-refunded to 06-01-1997 @ 102)
                06-01-2013                                            3.80            588,710
  1,285,000     Grand River Dam Authority, OK Revenue Bonds
                Electric Power Revenue,
                (Pre-refunded to 06-01-1997 @ 102)
                06-01-2000                                            3.75          1,316,677

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,000,000     Greensboro, NC General Obligation Note
                Public Improvements-Sewer Project, Series B
                (7-Day Put, 7-Day Change)
                04-01-2007                                            3.40%#       $1,000,000
  1,000,000     Illinois Development Finance Authority
                Revenue Bonds, Catholic Charities Housing
                Project A
                (Mandatory Put 08-24-1997)
                01-01-2028                                            3.55          1,005,607
    300,000     Illinois Health Facility Authority Hospital
                Revenue Bonds, Sisters of Charity Project,
                Series E
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.50#           300,000
    600,000     Illinois Health Facility Authority Hospital
                Revenue Bonds, Decatur Memorial Hospital
                Project A
                (7-Day Put, 7-Day Change)
                11-15-2024                                            3.50#           600,000
  1,500,000     Illinois State Toll Highway Authority
                Highway Priority Revenue Bonds, Series B
                (7-Day Put, 7-Day Change)
                01-01-2010                                            3.35#         1,500,000
  2,000,000     City of Indianapolis, IN Multi-Family
                Housing Revenue Refunding Bonds
                (Canal Square Project)
                (7-Day Put, 7-Day Change)
                12-01-2015                                            3.50#         2,000,000
  1,400,000     Jacksonville, FL Electric Authority
                Revenue Bonds Series AA
                (Mandatory Put 10-04-1997)
                10-01-2014                                            3.45          1,400,000
  2,000,000     Jefferson Parish, LA Hospital Service
                District #001 Hospital Revenue Bonds,
                Jefferson Medical Center
                (7-Day Put, 7-Day Change)
                01-01-2026                                            3.50#         2,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
$1,000,000      Lincoln County, WY Pollution Control
                Revenue Bonds
                Local Improvements, Exxon Project Series D
                (Daily Put, Daily Change)
                11-01-2024                                            3.90%#        $1,000,000
 1,800,000      Lone Star, TX Airport Improvement
                Authority, Revenue Bonds, American Airlines
                Project
                (Daily Put, Daily Change)
                12-01-2014                                            3.80#          1,800,000
 2,000,000      Los Angeles, CA Unified School District Tax
                and Revenue Anticipation Notes
                06-30-1997                                            3.80           2,003,323
   450,000      Louisiana Public Facilities Authority
                Revenue Bonds--College & University
                Equipment and Capital Series A
                (7-Day Put, 7-Day Change)
                09-01-2010                                            3.40#            450,000
 1,200,000      Louisiana Public Facilities Authority,
                Hospital Revenue CP Program
                (7-Day Put, 7-Day Change)
                12-01-2000                                            3.50#          1,200,000
 1,600,000      Louisiana Public Facilities Authority,
                Hospital Revenue Bonds, Lady of the Lake
                Regional Medical Center
                (Mandatory Put 04-03-1997)
                08-01-2012                                            3.25           1,600,000
 4,100,000      Louisiana Public Facilities Authority Multi
                Family Housing Revenue Bonds, (Willis
                Knighton Medical Center Project) Series
                1988
                (7-Day Put, 7-Day Change)
                09-01-2023                                            3.50#          4,100,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
  $200,000      Lynchburg, VA Industrial Development
                Authority Hospital Revenue Bonds, (VHA
                Mid-Atlantic States, Inc. Capital Asset
                Financing Project), Series 1985D
                (7-Day Put, 7-Day Change)
                12-01-2025                                            3.50%#        $ 200,000
 4,200,000      Maryland State Health and Higher Education
                Facilities Authority Revenue Notes
                (7-Day Put, 7-Day Change)
                04-01-2035                                            3.45#         4,200,000
 2,000,000      Maryland State Health and Higher Education
                Facilities Authority Revenue Notes
                (7-Day Put, 7-Day Change)
                07-01-2024                                            3.55#         2,000,000
   650,000      Mason County, KY Pollution Control Revenue
                Bonds, Kentucky Power-National Rural
                Electric Project Series B-1
                (7-Day Put, 7-Day Change)
                10-15-2014                                            3.45#           650,000
 1,300,000      Massachusetts State General Obligation
                Unlimited Notes Series 1990 A
                06-01-1997                                            3.65          1,308,975
 1,115,000      Memphis, TN General Obligation Notes
                10-01-1997                                            3.50          1,123,185
 1,000,000      Metropolitan Government of Nashville &
                Davidson County, TN Electric Power and
                Light Revenue Bonds
                05-15-1997                                            3.70          1,001,054
   515,000      Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                06-01-2001                                            3.35#           515,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
  $400,000      Michigan State Hospital Finance Authority
                Revenue Bonds, Hospital Equipment Loan
                Program
                (7-Day Put, 7-Day Change)
                12-01-2023                                            3.55%#        $ 400,000
 2,000,000      Michigan State Underground Storage Tank
                Financial Authority Revenue Bonds, Series
                1995
                (Mandatory Put 04-08-1997)
                12-01-2004                                            3.40          2,000,000
   800,000      Missouri State Environmental Improvement
                and Energy Research Authority, Pollution
                Control Revenue Bonds, National Rural
                Utilities Project
                (7-Day Put, 7-Day Change)
                12-15-2003                                            3.45#           800,000
 1,000,000      Missouri State Health & Educational
                Facilities Authority School District
                Advance Funding Project, Rockwood School D
                09-08-1997                                            3.66          1,003,442
 3,000,000      Moffat Country, CO Pollution Control
                Revenue Bonds, Colorado-Ute Electric
                Authority Project
                (7-Day Put, 7-Day Change)
                07-01-2010                                            3.40#         3,000,000
 2,000,000      Montgomery County, MD General Obligation
                Bonds 1996 Series
                05-05-1997                                            3.40          2,000,000
   900,000      Montgomery County, PA Higher Education and
                Health Authority, Hospital Revenue Bonds,
                Bryn Mawr Hospital
                (Pre-refunded to 12-01-1997 @ 102)
                12-01-2019                                            3.65            951,091
 2,000,000      Municipal Electric Authority of Georgia,
                Revenue Bonds Series A
                (Mandatory Put 04-08-1997)
                01-01-2009                                            3.55          2,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $2,000,000     Municipal Electric Authority of Georgia,
                Revenue Bonds Project One, Series 1994 D
                (Mandatory Put 04-11-1997)
                01-01-2022                                            3.20%         $2,000,000
  1,200,000     National Rural Utilities Authority,
                Industrial Development Board of the Town of
                Chatom, AL
                Alabama Electric Co-Op Project
                (Mandatory Put 05-09-1997)
                03-01-2008                                            3.55           1,200,000
  2,000,000     New Hampshire Higher Education Facility
                Authority, Veterans Housing Authority
                Revenue Bonds Series E
                (7-Day Put, 7-Day Change)
                12-01-2025                                            3.45#          2,000,000
  2,000,000     New Jersey Tax and Revenue Anticipation
                Notes Series 1997 A
                04-08-1997                                            3.40           2,000,000
    400,000     New Mexico State Hospital Equipment Revenue
                Bonds
                (7-Day Put, 7-Day Change)
                05-01-2009                                            3.45#            400,000
    500,000     New York, NY General Obligation Series B-2
                (Daily Put, Daily Change)
                08-15-2019                                            3.70#            500,000
  2,000,000     New York, NY General Obligation Series B
                Subseries B-4
                (Daily Put, Daily Change)
                08-15-2023                                            4.00#          2,000,000
    200,000     New York, NY General Obligation Series C
                (Daily Put, Daily Change)
                10-01-2023                                            3.70#            200,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,200,000     North Carolina Educational Facilities
                Finance Agency Revenue Refunding Bonds for
                University and College Improvements,
                Guilford College Project
                (Daily Put, Daily Change)
                09-01-2023                                            3.80%#       $1,200,000
  2,440,000     Norwalk, CA Redevelopment Agency Tax-
                Allocation Refunding Notes
                Norwalk Redevelopment Project 1
                (Pre-refunded to 12-01-1997 @ 101,948)
                12-01-2015                                            3.60          2,542,884
  2,750,000     The Ohio State University General Receipts
                Revenue Bonds Series B, General University
                Improvements
                (7-Day Put, 7-Day Change)
                12-01-2012                                            3.20#         2,750,000
    500,000     Orange County, FL Tax-Exempt Commercial
                Paper Series A
                05-17-1997                                            3.35            500,000
  1,775,000     Oregon State Housing and Community Services
                Dept. Revenue Bonds, Single-Family Mortgage
                Program Series J
                12-11-1997                                            3.55          1,775,000
  1,000,000     Person County, NC Industrial Facilities and
                Pollution Control Finance Authority
                Revenue-Carolina Power and Light Project
                Series A
                (7-Day Put, 7-Day Change)
                11-01-2019                                            3.55#         1,000,000
  3,000,000     Philadelphia, PA Gas Works Eleventh Series A
                (Pre-refunded to 07-01-1997 @ 102)
                07-01-2017                                            3.70          3,089,794
    720,000     Pickens County, SC School District Series A
                General Obligation Unlimited School
                Improvements
                05-01-1997                                            3.65            721,079

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
$2,715,000      Pima County, AZ Community College District
                Project of 1995, Series A
                07-01-1997                                            3.90%        $2,735,376
   700,000      Pima County, AZ Industrial Development
                Corporation, Tucson Electric Corp. Series A
                (7-Day Put, 7-Day Change)
                06-15-2022                                            3.50#           700,000
 1,000,000      Pinellas Country, FL Educational Facilities
                Authority Revenue Bonds, Higher Educational
                Improvements
                (Mandatory Put 04-28-1997)
                12-01-2025                                            3.30          1,000,000
   400,000      The Port of Portland, OR Pollution Control
                Revenue Bonds, Reynold Metals Industrial
                Revenue Project
                (Daily Put, Daily Change)
                12-01-2009                                            3.80#           400,000
   950,000      Richardson, TX Independent School District
                General Obligation Notes Series A
                (Pre-refunded to 08-15-1997 @ 102)
                08-15-1999                                            3.825           960,924
 1,950,000      Rochester, MN Health Care Facilities
                Revenue Bonds, Mayo Foundation/Mayo Medical
                Center Series 88-F
                (Mandatory Put 04-22-1997)
                11-15-2017                                            3.25          1,950,000
 3,000,000      Rockport, IN Pollution Control Revenue
                Notes Indiana-Michigan Power
                Company-Project B
                (7-Day Put, 7-Day Change)
                06-01-2025                                            3.55#         3,000,000
 1,000,000      Saint Claire County, AL Industrial
                Development Revenue Bonds (National Cement
                Company, Inc. Project)
                (7-Day Put, 7-Day Change)
                03-01-2005                                            3.50#         1,000,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
$2,500,000      Salt River Project, AZ Agricultural
                Improvement
                and Power District
                05-09-1997                                            3.50%         $2,500,000
 2,000,000      San Francisco, CA City and County Unified
                School District, Tax and Revenue
                Anticipation Notes
                07-24-1997                                            3.98           2,003,138
   502,000      Scituate, MA General Obligation Note
                Water and Sewer Utilities Improvement
                11-01-1997                                            3.77             505,518
 1,500,000      Seattle, WA Municipal Light and Power
                Revenue Bonds Adjustable Series B
                (Mandatory Put 05-29-1997)
                05-01-2011                                            3.45           1,500,000
 1,600,000      Seattle, WA Municipal Light and Power
                Revenue Bonds
                (7-Day Put, 7-Day Change)
                11-01-2018                                            3.45#          1,600,000
   500,000      Seattle, WA Water System Revenue Bonds
                (7-Day Put, 7-Day Change)
                09-01-2025                                            3.45#            500,000
 2,500,000      Port of Seattle, Washington General
                Obligation Bonds
                (7-Day Put, 7-Day Change)
                01-01-2005                                            3.50#          2,500,000
 1,000,000      City of Sheridan, AR Industrial Development
                Revenue Bonds, (H.H. Robertson Co.
                Project), Series 1988A
                (7-Day Put, 7-Day Change)
                08-01-1998                                            3.60#          1,000,000
    50,000      South Carolina Jobs Economic Development
                Authority, Industrial Development Revenue
                Bonds, Series 1987A
                (Daily Put, 7-Day Change)
                11-01-2007                                            3.55#             50,000

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $1,700,000     South Carolina Jobs Economic Development
                Authority, Industrial Development Revenue
                Bonds, St. Francis Hospital Project
                (Daily Put, 7-Day Change)
                07-01-2022                                            3.80%#        $1,700,000
    890,000     South Carolina State General Obligation
                Revenue Bonds, University and College
                Improvements, Series B
                04-01-1997                                            3.65             890,000
  1,000,000     Sweetwater County, WY Pollution Control
                Revenue Bonds, Pacificorp Project
                (Mandatory Put 05-12-1997)
                01-01-2017                                            3.30           1,000,000
  1,705,000     Tarrant County, TX Housing Financial
                Corporation Revenue Bonds, Multi-Family
                Housing-SF Apartments
                (7-Day Put, 7-Day Change)
                11-01-2017                                            3.45#          1,705,000
    750,000     Texas Higher Education Authority, Inc.
                Series B
                (7-Day Put, 7-Day Change)
                12-01-2025                                            3.40#            750,000
    980,000     Texas Hospital Equipment Financing
                Authority Revenue Bonds
                (7-Day Put, 7-Day Change)
                04-07-2005                                            3.55#            980,000
  2,500,000     Texas State Miscellaneous Tax and Revenue
                Anticipation Notes
                08-29-1997                                            3.48           2,512,085
  2,000,000     Toledo-Lucas County, OH Port Authority
                Revenue Bonds
                CSX Transport, Inc. Project
                (Mandatory Put 04-07-1997)
                12-15-2021                                            3.30           2,000,000
  1,000,000     Washington State General Obligation Note
                Refunding Bonds Series R-93-B-1
                10-01-1997                                            3.75           1,001,825

See notes to combined financial statements

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                    STATEMENT OF INVESTMENTS -- (continued)
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                              ANNUALIZED
                                                              YIELD ON
                                                                DATE
  PRINCIPAL                                                      OF
   AMOUNT                   DESCRIPTION OF BOND               PURCHASE                  VALUE
 $2,000,000     West Orange Memorial Hospital Tax District
                Revenue Bonds Series A-1
                (Mandatory Put 05-31-1997)
                02-01-2022                                            3.50%         $2,000,000
  1,000,000     Wichita, KS Highway Improvement Authority
                General Obligation Sales Tax Revenue Notes
                Highway and Public Improvements
                10-01-1997                                            3.626          1,004,263
  2,200,000     Wisconsin Health and Educational Facilities
                Authority, Revenue ACES, Health Care
                Project A
                (7-Day Put, 7-Day Change)
                06-01-2006                                            3.40#          2,200,000
                                                                                  -------------

                TOTAL INVESTMENTS
                (Cost $177,631,803).............   99.21%                $177,631,803
                Cash and Receivables, Less
                Payables (net)..................    0.79%                   1,418,833
                                                  ------                 ------------
                Net Assets......................  100.00%                $179,050,636
                                                  ======                 ============

---------------
Notes: #--Variable Rate Instruments Reflect Rate as of 03-31-1997

      85.5% of the investment values above are supported by Letters of Credit, guarantees or other credit enhancements.

See notes to combined financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1997
                                  (UNAUDITED)

                                                                               COWEN STANDBY
                                                        COWEN STANDBY           TAX-EXEMPT
                                                       RESERVE FUND, INC.      RESERVE FUND, INC.
ASSETS
  Investments in securities, at value - Note A(1)      $1,245,874,658          $177,631,803
  Cash                                                                              308,894
  Interest receivable                                       6,631,246             1,359,648
  Prepaid expenses                                             84,748                35,068
                                                       --------------          ------------
       TOTAL ASSETS                                     1,252,590,652           179,335,413
                                                       --------------          ------------
LIABILITIES

  Due to Custodian                                            143,657
  Due to investment manager - Note B                          533,330                61,517
  Accrued expenses                                            430,132                68,760
  Dividends payable                                         1,838,878               154,500
                                                       --------------          ------------
       TOTAL LIABILITIES                                    2,945,997               284,777
                                                       --------------          ------------
NET ASSETS                                             $1,249,644,655          $179,050,636
                                                       ==============          ============
Represented By:
  Paid-in capital                                      $1,251,339,839          $179,069,178
  Accumulated net realized loss on investments             (1,695,184)              (18,542)
                                                       --------------          ------------
NET ASSETS AT VALUE, applicable to
  1,251,339,839 outstanding shares of $.01 par
  value Common Stock for SRF and 179,069,178
  outstanding shares of $.001 par value Common
  Stock for STE (2,000,000,000 and
  1,000,000,000 shares authorized for SRF and
  STE, respectively)                                   $1,249,644,655          $179,050,636
                                                       ==============          ============
Offering and redemption price per share                $         1.00             $    1.00
                                                       ==============          ============

See notes to combined financial statements

                            STATEMENTS OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 1997
                                  (UNAUDITED)

                                                                                COWEN STANDBY
                                                     COWEN STANDBY              TAX-EXEMPT
                                                     RESERVE FUND, INC.         RESERVE FUND, INC.
INVESTMENT INCOME
  Interest income                                    $32,523,092                $3,150,327
                                                     -----------                ----------
EXPENSES
  Investment management fee - Note B                   2,964,105                   449,276
  Shareholder servicing costs and custodian fee          958,228                    77,238
  Federal and State registration fees                     61,661                    34,375
  Professional fees                                       35,153                    18,202
  Directors' fees and expenses - Note B                   11,301                    11,301
  Prospectus and shareholders' reports                    30,416                     1,696
  Miscellaneous                                           39,191                     6,496
                                                     -----------                ----------
       Total Expenses                                  4,100,055                   598,584
         Less: Investment management fee
           waived - Note B                                 --                      (89,855)
                                                     -----------                ----------
       Net Expenses                                    4,100,055                   508,729
                                                     -----------                ----------
  Investment Income - net                             28,423,037                 2,641,598
  Net realized gain on investments                        69,779                        --
                                                     -----------                ----------
  Net Increase in Net Assets Resulting From
    Operations                                       $28,492,816                $2,641,598
                                                     ===========                ==========

See notes to combined financial statements

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                         COWEN STANDBY
                                   COWEN STANDBY                          TAX-EXEMPT
                                 RESERVE FUND, INC.                   RESERVE FUND, INC.
                         ----------------------------------     -------------------------------
                           SIX MONTHS             YEAR           SIX MONTHS           YEAR
                              ENDED              ENDED              ENDED             ENDED
                            MARCH 31,        SEPTEMBER 30,        MARCH 31,       SEPTEMBER 30,
                              1997                1996              1997              1996
                         ---------------     --------------     -------------     -------------
                           (UNAUDITED)                           (UNAUDITED)
OPERATIONS
  Investment
    income - net            $28,423,037         $51,046,194        $2,641,598        $4,712,178
  Net realized gain on
    investments                  69,779              77,106                --                --
                         --------------      --------------     -------------     -------------
  Net increase in net
    assets resulting
    from operations          28,492,816          51,123,300         2,641,598         4,712,178
DIVIDENDS TO
SHAREHOLDERS FROM
  Investment
    income - net            (28,423,037)        (51,046,194)       (2,641,598)       (4,712,178)
COMMON STOCK
TRANSACTIONS
(NET) - NOTE C              147,630,466         210,979,736         7,995,142        48,519,374
                          -------------      --------------     -------------     -------------
  Total increase in net
    assets                  147,700,245         211,056,842         7,995,142        48,519,374

NET ASSETS
  Beginning of period     1,101,944,410         890,887,568       171,055,494       122,536,120
                         --------------      --------------     -------------     -------------
  End of period          $1,249,644,655      $1,101,944,410      $179,050,636      $171,055,494
                         ==============      ==============     =============     =============

See notes to combined financial statements

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.

                     NOTES TO COMBINED FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE A - SUMMARY OF SIGNIFICANT AC-COUNTING POLICIES: General: Cowen Standby Reserve Fund, Inc. (SRF) and Cowen Standby Tax-Exempt Reserve Fund, Inc. (STE) are each separately registered under the Investment Company Act of 1940, as amended ("Act"), as diversified, open-end management companies. Cowen & Company ("Cowen") serves as each company's Investment Manager and acts as the exclusive distributor of each company's shares, which are sold without a sales charge. It is each company's policy to maintain a continuous net asset value per share of $1.00; each company has adopted certain investment portfolio valuation and dividend and distribution policies to enable it to do so.
  (1) PORTFOLIO VALUATION: Each company values its investments at amortized cost, which has been determined by the Board of Directors of each company to represent the fair value of each company's investments.
  (2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, including amortization of premiums and discounts, is recorded on the accrual basis. Cost of investments represents amortized cost.
  (3) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of each company to declare dividends from net investment income on each business day; such dividends are paid through the business day preceding the next to last Friday of the month except for December. In December, income dividends will be paid through the last business day of the month. Distributions from net realized capital gains, if any, are declared and paid annually after the end of the fiscal year in which earned. To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each company not to distribute such gains.
  (4) FEDERAL INCOME TAXES: It is the policy of each company to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
  At March 31, 1997, the aggregate cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).
  At September 30, 1996, SRF and STE had unused capital loss carryovers of approximately $1,765,000 and $19,000, respectively, available for Federal income tax purposes to be applied against future securities profits, if any. If not applied, the carryovers expire in fiscal 2001 and in fiscal 2000, 2001 and 2002, respectively.

NOTE B - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES: Fees paid by each company to Cowen pursuant to the provisions of Investment Management Agreements are payable monthly, based on an annual rate of .50 of 1%, of the average daily value of that company's net assets. Cowen has waived $89,855 of its Investment Management Fee from STE during the six months ended March 31, 1997.
  Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive from each company a fee of $3,000 per annum plus $500 per meeting attended and $375 for

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)
                                  (UNAUDITED)

each audit committee meeting attended and reimbursement for travel and out-of-pocket expenses.

NOTE C - COMMON STOCK TRANSACTIONS: At March 31, 1997, there were 2 billion shares of $.01 par value Common Stock for SRF and 1 billion shares of $.001 par value Common Stock of STE authorized.
  Transactions in Common Stock were all at $1.00 per share and are summarized as follows (000's omitted):

                                                             SRF
                                        ---------------------------------------------
                                            SIX MONTHS                    YEAR
                                              ENDED                      ENDED
                                            MARCH 31,                SEPTEMBER 30,
                                               1997                       1996
     Shares sold                          $2,913,114                 $5,093,876
     Dividends reinvested                     27,075                     48,575
                                        ------------               ------------
                                           2,940,189                  5,142,451
     Shares redeemed                      (2,792,559)                (4,931,471)
                                        ------------               ------------
     Net increase                           $147,630                   $210,980
                                        ============               ============

                                                             STE
                                        ---------------------------------------------
                                            SIX MONTHS                    YEAR
                                              ENDED                      ENDED
                                            MARCH 31,                SEPTEMBER 30,
                                               1997                       1996
     Shares sold                           $378,334                   $729,409
     Dividends reinvested                     2,564                      4,508
                                        -----------                -----------
                                            380,898                    733,917
     Shares redeemed                       (372,903)                  (685,398)
                                        -----------                -----------
     Net increase                            $7,995                    $48,519
                                        ===========                ===========

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)
                                  (UNAUDITED)

NOTE D - FINANCIAL HIGHLIGHTS: Selected data for a share of Common Stock outstanding throughout each period:

                                                                                  SRF
                                                  ---------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                             YEAR ENDED SEPTEMBER 30,
                                   MARCH 31,      ---------------------------------------------------------------------
                                     1997            1996           1995          1994           1993           1992
                                  -----------     -----------      ------        ------         ------         ------
                                  (UNAUDITED)
NET ASSET VALUE
  Beginning of Period             $     1.00         $  1.00         $1.00          $1.00          $1.00          $1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                 0.02            0.05          0.05           0.03           0.03           0.04
LESS DISTRIBUTIONS
  Dividends from Net Investment
    Income                             (0.02)          (0.05)        (0.05)         (0.03)         (0.03)         (0.04)
                                  ----------      ----------      --------       --------      ---------      ---------
NET ASSET VALUE
  End of Period                   $     1.00      $     1.00      $   1.00       $   1.00      $    1.00      $    1.00
                                  ==========      ==========      ========       ========      =========      =========
Total Return                            4.83%(1)        4.97%         5.23%          3.14%          3.07%          4.16%
RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)        $1,249,645      $1,101,944      $890,888       $692,609      $ 682,379      $ 667,366
  Ratio of Expenses to Average
    Net Assets                          0.69%(1)        0.71%         0.71%          0.64%          0.68%          0.70%
  Ratio of Net Investment
    Income to Average Net
    Assets                              4.80%(1)        4.89%         5.13%          3.11%          3.00%          4.06%

                      COWEN STANDBY RESERVE FUND, INC. AND

                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
              NOTES TO COMBINED FINANCIAL STATEMENTS - (continued)
                                  (UNAUDITED)

NOTE D - (continued)

                                     SIX                                           STE
                                    MONTHS          ------------------------------------------------------------------
                                    ENDED
                                    MARCH                                YEAR ENDED SEPTEMBER 30,
                                     31,            ------------------------------------------------------------------
                                     1997            1996           1995           1994           1993           1992
                                    ------          ------         ------         ------         ------         ------
                                    (UNAUDITED)
NET ASSET VALUE
  Beginning of Period               $   1.00        $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income                 0.01            0.03           0.03           0.02           0.02           0.03
LESS DISTRIBUTIONS
  Dividends from Net Investment
    Income                             (0.01)          (0.03)         (0.03)         (0.02)         (0.02)         (0.03)
                                    --------        --------       --------       --------       --------       --------
NET ASSET VALUE
  End of Period                     $   1.00        $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                    ========        ========       ========       ========       ========       ========
Total Return                            2.96% (1)       3.07%          3.19%          2.11%          2.03%          2.97%
RATIOS/SUPPLEMENTAL DATA
  Net Assets (000 omitted)          $179,051        $171,055       $122,536       $120,704       $116,618       $118,389
  Ratio of Expenses to Average
    Net Assets                          0.57% (1)       0.59%          0.61%          0.58%          0.62%          0.61%
  Ratio of Net Investment Income
    to Average Net Assets               2.94% (1)       3.01%          3.14%          2.03%          1.99%          2.87%
INVESTMENT ADVISORY FEES WAIVED
  Amount                            $ 89,855        $156,993       $124,784       $130,483       $119,582       $130,414
  Ratio to Average Net Assets           0.10%           0.10%          0.10%          0.10%          0.10%          0.10%

---------------
(1) Annualized

                        COWEN STANDBY RESERVE FUND, INC.
                                      AND
                  COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC.
                                Financial Square
                               New York, NY 10005

                                   DIRECTORS
                           Joseph M. Cohen, Chairman

                                 James H. Carey
                                Dr. Peter P. Gil
                              Dr. Martin J. Gruber
                               Gerald P. Kaminsky
                               Creighton H. Peet
                                Burton J. Weiss

                                    OFFICERS
Joseph M. Cohen, Chairman of the Board of Directors and Chief Executive Officer
                           David R. Sarns, President
            Creighton H. Peet, Treasurer and Chief Financial Officer
                           Rodd M. Baxter, Secretary
                 Gerald P. Kaminsky, Senior Investment Officer
                      Alan E. Koepplin, Investment Officer
                 Gordon G. Ifill, Assistant Investment Officer
                         Irwood Schlackman, Controller

             INVESTMENT ADVISER                              CUSTODIAN
               & DISTRIBUTOR                              & TRANSFER AGENT
              Cowen & Company                    Investors Fiduciary Trust Company
              Financial Square                            P.O. Box 419111
             New York, NY 10005                        Kansas City, MO 64141

               LEGAL COUNSEL                            INDEPENDENT AUDITORS
          Willkie Farr & Gallagher                       Ernst & Young LLP
            One Citicorp Center                          787 Seventh Avenue
            153 East 53rd Street                         New York, NY 10019
             New York, NY 10022

                                                                   CMB-RSRV-SEMI